Note 17 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2001	Dec. 14, 2010	Nov. 24, 2010	Oct. 20, 2010	Aug. 30, 2010	Aug. 17, 2010	Jun. 18, 2010	May 26, 2010	May 04, 2010	Apr. 27, 2010	Apr. 10, 2010	Apr. 01, 2010	Feb. 12, 2010
Business combination
Past percentage of companys acquired capital			30.00%
Percentage of additional acquired interest																35.00%
Amount of Petrobras's payment to acquire Breitener Energética S.A.																$ 2,000,000
Total percentage of companys acquisition																65.00%
Acquisition of affiliated companies
Amount of Petrobras' contribution to Braskem through an affiliate, as a result of a private subscription															1,388,000,000
Percentage of Braskem acquisition of Quattor Participações from Unipar													60.00%
Percentage of Braskem acquisition of Unipar Comercial from Unipar													100.00%
Percentage of Braskem acquisition of Polibutenos from Unipar													33.33%
Percentage of Petrobras aquisition of Quattor Participações S A										40.00%
Common shares in return of Quattor Participações S.A. percentage interest										18,000,087
Loss recognized of net of tax from transaction								46,000,000		226,000,000
Preferred shares transferred by Braskem									1,515,433
Percentage of interest in Rio Polímeros S.A. held by Petrobras								10.00%
Preferred shares in return of Rio Polimeros S.A. percentage interest								1,280,132
Initial percentage of Petrobras increase interest in Braskem		25.41%
Final percentage of Petrobras increase interest in Braskem		36.10%
Acquisition of minority interest
Percentage of shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI") considered valid															49.13%
Amount fixed of remaining shareholding interest															466,000,000
Loss corresponding to the difference between fair value of net assets and value defined by arbitration panel	147,000,000
Charge in additional paid in capital	289,000,000
Percentage of shares of the capital of the Nansei Sekiyu K.K refinery (Nansei)														12.50%	12.50%
Percentage of remaining shares already owned by PIBBV														87.50%
Amount equivalent of the share purchase agreement							29,000,000
Amount equivalent of the share purchase agreement in Reais							48,843,000
Amount equivalent of the share purchase agreement in JPY							2,365,268,000
Loss recognized corresponding to the difference between the fair value of the shares and the estimated purchase price							10,000,000
Percentage of capital acquired					30.00%
Amount paid for capital acquired					350,000,000
Decreased in net equity attributable to the companys shareholders					71,000,000
Percentage of Downstream holds control of the shares of Refap					100.00%
Percentage of interest acquired by Repsol				30.00%
Sale of assets and other information
Sales points and associated wholesaler clients												360
Approximately amount for the offer to aforementioned assets												36,000,000
Approximately amount of petroleum inventories and the different products that will be sold to Oil Combustibles												74,000,000
Total amount estimated of transaction												110,000,000
Percentage of shares of Gas Brasiliano Distribuidora S.A. (GBD) for aquisition from Petrobras S.A. through its subsidiary Petrobras Gás S.A. (Gaspetro)											100.00%
Approximate amount of Petrobras Gás S.A. (Gaspetro) for acquisition of Gas Brasiliano Distribuidora S.A. (GBD)											250,000,000
Percentage of interest of Petrobras Argentina S.A. (PESA) through Sociedade Ecuador TLC S.A. holds in the exploration agreements for Block 18 and the unified Palo Azul field						30.00%
Commitments assumed for the transport capacity contracted and not used due to the decrease in the volume of oil traded		$ 85,000,000